Supplement Dated October 1, 2007

To the Bear Stearns Premier Shares Prospectus for

TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund

Dated February 21, 2007

BLACKROCK LIQUIDITY FUNDS

Effective October 1, 2007, Bear Stearns Premier Shares of the T-Fund are offered through a separate prospectus.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS

FOR FUTURE REFERENCE

Supplement Dated October 1, 2007

To the Bear Stearns Premier Choice Shares Prospectus for

TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund

Dated February 21, 2007

BLACKROCK LIQUIDITY FUNDS

Effective October 1, 2007, Bear Stearns Premier Choice Shares of the T-Fund are offered through a separate prospectus.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS

FOR FUTURE REFERENCE

Supplement Dated October 1, 2007

To the Bear Stearns Private Client Shares Prospectus for

TempFund, FedFund, MuniFund, California Money Fund and New York Money Fund

Dated February 21, 2007

BLACKROCK LIQUIDITY FUNDS

Effective October 1, 2007, Bear Stearns Private Client Shares of the T-Fund are offered through a separate prospectus.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS

FOR FUTURE REFERENCE

Supplement Dated October 1, 2007

To the Bear Stearns, Bear Stearns Premier, Bear Stearns

Premier Choice and Bear Stearns Private Client Shares

Statement of Additional Information Dated February 21, 2007

BLACKROCK LIQUIDITY FUNDS

The public offering of Bear Stearns Premier, Bear Stearns Premier Choice and Bear Stearns Private Client Shares of the T-Fund commenced on or about October 1, 2007.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE